Related Party Transactions (Details) (USD $)	8 Months Ended	12 Months Ended	24 Months Ended			1 Months Ended	12 Months Ended							12 Months Ended
	Jul. 14, 2011	Oct. 31, 2011	Oct. 31, 2012	Dec. 05, 2012	Jul. 31, 2012	Jul. 31, 2011 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]	Oct. 31, 2012 Messrs. Tsirigakis [Member]	Jul. 31, 2012 Messrs. Tsirigakis [Member]	Oct. 31, 2011 Messrs. Tsirigakis [Member]	Oct. 31, 2012 Syllantavos [Member]	Jul. 31, 2012 Syllantavos [Member]	Oct. 31, 2011 Syllantavos [Member]	Oct. 31, 2012 Fjord Nepa [Member]	Jul. 14, 2011 Fjord Nepa [Member]
Related Party Transaction (Textual)
Non-interest bearing unsecured promissory notes to officers	$ 238,145				$ 120,000				$ 60,000			$ 60,000
Proceeds from issuance of warrants						2,331,000	2,331,000
Insider warrant issued		3,108,000				3,108,000	3,108,000
Purchase price of insider warrant	0.75	0.75					0.75
Due to related parties		19,180	19,180					19,180		19,180	19,180		19,180	22,500
Expenses for office space and general and administrative services due to Fjord NEPA per month														7,500
Expiration date of agreement															Feb. 14, 2013
Insider warrants amount payable upon failure to complete Business transaction			$ 2,331,000
Repayment date of unsecured promissory notes	Jul. 20, 2011
Conversion price of promissory note into warrants				$ 0.75	$ 0.75